UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	October 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2006

Total Return for the 12 Months Ended October 31, 2006
Class A	Class B	Class C	Class D	MSCI EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
25.21%	24.28%	24.34%	25.61%	27.52%	26.44%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the one-year period ended October 31, 2006, global equities moved steadily higher until mid-May when they suffered a significant sell-off. Since that time, global equities have churned but still grinded higher. Recently, equity markets in the U.S., Europe and Asia all touched five-year highs. For the 12 months overall, the MSCI EAFE Index gained 27.52 percent. All developed markets — Asia ex-Japan, Europe and Japan — produced double-digit returns during the period. Sector performance, however, was a bit more mixed. Utilities and materials led, while telecommunication services and energy were the primary laggards.

As of the close of the period, markets had risen considerably since July; therefore we believe there may be some market correction. The big economic questions of the day relate to the extent and duration of the U.S. housing downturn and the future of inflation. We do not believe the housing recession is over, but we think its intensity will fade and that the U.S. economy will be aided by current global growth (in Europe and Asia). Inflation remains an issue, but labor participation is low and the Federal Reserve Board is watchful. We believe the current slowdown demonstrates restrained equity valuations and fairly solid corporate (and consumer) balance sheets. If inflation indeed melts away a bit here, we believe it may be a positive influence on equity markets. The sharp rise in leveraged buyout/private equity funding is a cause for some concern, but we believe a reduced supply of public equities and increasing merger and acquisition activity are market supportive. Despite all the worries about the impact of higher interest rates and reduced liquidity, credit spreads and credit default spreads have tightened.

Performance Analysis

Morgan Stanley International Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Large-Cap Core Funds Index for the 12 months ended October 31, 2006, assuming no deduction of applicable sales charges.

Relative to the MSCI EAFE Index, the underweight allocation to Europe was the primary detractor from returns. In contrast, the portfolio's emerging market and Asia ex-Japan (namely, Hong Kong and Singapore) exposures offset Japan's underperformance. During this period, sector positions were muted and did not materially impact performance.

We have been disappointed with the underperformance of the Japanese market, but the portfolio remains overweight in this region for a couple of reasons. First, although economic growth has been disappointing, we think Japan's underlying fundamentals of domestic — and export — growth might provide a positive backdrop for current and future earnings. Though household spending, industrial production and exports have been below expectations, the yen appears very competitive by our measures and therefore supportive to the economy. Furthermore, the trajectories of job growth, small to medium-size business sentiment/bank borrowings, and real estate prices are still headed upward. Second, the underperformance of Japanese equities relative to global equities year-to-date has been excessive by historical standards and, on some technical measures, looks to be bottoming.

During the period, the portfolio was fully invested, with overweight positions in Japan and developed Asia and a roughly 4 percent average weight in emerging markets. We did not make significant changes to the investment strategy during the course of the 12 months based on our ongoing belief that a "soft landing" is likely in the U.S. economy and that global equity markets may still have room to grow.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Toyota Motor Corp.	2.0%
BP PLC	1.8
GlaxoSmithKline PLC	1.4
HSBC Holdings PLC	1.4
Total S.A.	1.2
Nestle S.A. (Registered Shares)	1.2
Royal Dutch Shell PLC (A Shares)	1.1
Mitsubishi UFJ Financial Group, Inc.	1.0
Vodafone Group PLC	1.0
UBS AG (Registered Shares)	1.0
TOP FIVE COUNTRIES
Japan	28.8%
United Kingdom	21.1
Germany	9.4
France	8.3
Switzerland	5.7

Data as of October 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns—Period Ended October 31, 2006
Symbol	Class A Shares* (since 06/28/99) INLAX	Class B Shares** (since 06/28/99) INLBX	Class C Shares† (since 06/28/99) INLCX	Class D Shares†† (since 06/28/99) INLDX
1 Year	25.21%[3] 18.64 [4]	24.28%[3] 19.28 [4]	24.34%[3] 23.34 [4]	25.61% [3] —
5 Years	12.52 [3] 11.31 [4]	11.67 [3] 11.41 [4]	11.71 [3] 11.71 [4]	12.80 [3] —
Since Inception	5.46 [3] 4.69 [4]	4.65 [3] 4.65 [4]	4.68 [3] 4.68 [4]	5.70 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/06 – 10/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	05/01/06	10/31/06	05/01/06 – 10/31/06
Class A
Actual (1.39% return)	$1,000.00	$1,013.90	$6.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.61
Class B
Actual (1.01% return)	$1,000.00	$1,010.10	$10.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.87	$10.41
Class C
Actual (1.01% return)	$1,000.00	$1,010.10	$10.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.87	$10.41
Class D
Actual (1.53% return)	$1,000.00	$1,015.30	$5.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.91	$5.35

*  Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.05%, 2.05% and 1.05% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Australia (3.7%)
	Aluminum
37,438	Alumina Ltd.	$195,040
	Beverages: Alcoholic
37,487	Foster's Group Ltd.	187,171
	Beverages: Non-Alcoholic
9,819	Coca-Cola Amatil Ltd.	52,902
	Biotechnology
1,766	CSL Ltd.	76,678
	Building Products
36,849	CSR Ltd.	92,420
	Casino/Gaming
7,441	TABCORP Holdings Ltd.	95,041
	Chemicals: Major Diversified
9,241	Orica Ltd.	174,115
	Construction Materials
19,249	Boral Ltd.	108,328
15,387	James Hardie Industries NV (CDI)	93,740
30,746	Rinker Group Ltd.	441,499
		643,567
	Containers/Packaging
29,065	Amcor Ltd.	155,695
	Engineering & Construction
4,416	Leighton Holdings Ltd.	72,710
	Financial Conglomerates
3,839	Macquarie Bank Ltd.	221,545
10,126	Suncorp-Metway Ltd. (b)	163,042
		384,587
	Food Retail
19,725	Coles Myer Ltd.	207,355
19,021	Woolworths Ltd.	304,643
		511,998

NUMBER OF SHARES		VALUE
	Gas Distributors
8,535	AGL Energy Ltd.*	$101,417
4,929	Alinta Ltd.	40,444
108,362	Origin Energy Ltd.	601,441
		743,302
	Hospital/Nursing Management
17,492	Symbion Health Ltd.	44,413
	Industrial Conglomerates
3,619	Ansell Ltd.	31,068
6,903	Wesfarmers Ltd.	184,568
		215,636
	Investment Managers
24,422	AMP Ltd.	179,598
	Investment Trusts/ Mutual Funds
42,757	Macquarie Infrastructure Group (Stapled Securities)**	111,872
	Major Banks
26,584	Australia and New Zealand Banking Group Ltd.	597,605
21,970	Commonwealth Bank of Australia	811,233
29,418	National Australia Bank Ltd.	869,453
31,067	Westpac Banking Corp.	575,973
		2,854,264
	Major Telecommunications
39,612	Telstra Corp., Ltd.	121,428
	Medical/Nursing Services
2,665	Sonic Healthcare Ltd. (b)	27,128
	Miscellaneous Commercial Services
18,177	Brambles Industries Ltd.	175,604
	Multi-Line Insurance
31,198	Insurance Australia Group Ltd.	134,035

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Oil & Gas Production
79,581	Santos Ltd.	$652,383
43,545	Woodside Petroleum Ltd. (b)	1,265,742
		1,918,125
	Oil Refining/Marketing
15,113	Caltex Australia Ltd.	259,132
	Other Metals/Minerals
115,873	BHP Billiton Ltd.	2,446,942
10,049	Rio Tinto Ltd. (b)	609,868
		3,056,810
	Other Transportation
14,252	Sydney Roads Group (Stapled Securities)* **	12,577
11,186	Transurban Group (Stapled Securities)**	62,520
		75,097
	Pharmaceuticals: Other
17,492	Mayne Pharma Ltd.	59,172
	Precious Metals
10,722	Newcrest Mining Ltd.	197,953
	Property - Casualty Insurers
12,758	QBE Insurance Group Ltd.	243,936
	Publishing: Newspapers
18,368	John Fairfax Holdings Ltd.	69,103
	Pulp & Paper
15,735	PaperlinX Ltd.	50,184
	Real Estate Development
7,770	Lend Lease Corp., Ltd.	101,289
	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities)**	7,863
	Steel
24,665	BlueScope Steel Ltd. (b)	138,235
18,278	OneSteel Ltd.	59,567
		197,802

NUMBER OF SHARES		VALUE
	Trucking
6,924	Toll Holdings Ltd.	$83,078
	Total Australia	13,568,748
	Austria (1.0%)
	Building Products
3,590	Wienerberger AG	186,607
	Containers/Packaging
255	Mayr-Melnhof Karton AG	47,031
	Electric Utilities
4,550	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	227,100
	Industrial Machinery
416	Andritz AG	75,462
	Major Banks
1,872	Bank Austria Creditanstalt	271,133
10,985	Erste Bank der oesterreichischen Sparkassen AG (b)	747,917
1,617	Raiffeisen International Bank-Holding AG	185,003
		1,204,053
	Major Telecommunications
19,779	Telekom Austria AG	492,218
	Multi-Line Insurance
1,329	Wiener Staedtische Versicherung AG	85,482
	Oil Refining/Marketing
9,704	OMV AG	527,445
	Other Transportation
625	Flughafen Wien AG	56,033
	Real Estate Development
20,208	Immofinanz Immobilien Anlagen AG*	245,000
6,631	Meinl European Land Ltd.*	146,316
		391,316

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Steel
2,136	Boehler-Uddeholm AG	$132,427
4,336	voestalpine AG	204,467
		336,894
	Total Austria	3,629,641
	Belgium (1.0%)
	Chemicals: Specialty
1,975	Solvay S.A.	255,578
	Electronic Equipment/ Instruments
1,997	Agfa Gevaert NV	50,385
	Financial Conglomerates
42,807	Fortis	1,796,790
	Major Banks
24,154	Dexia	652,264
3,321	KBC Groep NV	362,795
		1,015,059
	Major Telecommunications
3,180	Belgacom S.A.	130,110
	Metal Fabrications
209	Bekaert NV	22,285
	Other Metals/Minerals
840	Umicore	130,356
	Pharmaceuticals: Other
3,318	UCB S.A.	205,370
	Total Belgium	3,605,933
	Bermuda (0.1%)
	Apparel/Footwear
32,500	Yue Yuen Industrial (Holdings) Ltd.	98,406
	Construction Materials
31,000	Cheung Kong Infrastructure Holdings Ltd.	92,868
	Total Bermuda	191,274

NUMBER OF SHARES		VALUE
	Brazil (0.0%)
	Aerospace & Defense
4,422	Empresa Brasileira de Aeronautica S.A.	$45,797
	Beverages: Alcoholic
39,339	Companhia de Bebidas das Americas	15,530
	Steel
1,105	Arcelor Brasil, S.A.	19,391
604	Companhia Siderurgica Nacional S.A.	18,721
		38,112
	Tobacco
1,200	Souza Cruz S.A.	18,234
	Total Brazil	117,673
	Cayman Islands (0.1%)
	Industrial Specialties
37,500	Kingboard Chemical Holdings Ltd.	133,314
	Major Telecommunications
76,000	Hutchison Telecommunications International Ltd.*	146,377
	Total Cayman Islands	279,691
	Denmark (0.5%)
	Biotechnology
1,550	Novozymes A/S (B Shares)	124,178
	Electrical Products
1,700	Vestas Wind Systems A/S*	47,872
	Major Banks
15,944	Danske Bank A/S	668,700
	Marine Shipping
41	A P Moller - Maersk A/S	371,285
	Pharmaceuticals: Major
4,450	Novo Nordisk A/S (Series B)	335,944
	Telecommunication Equipment
4,500	GN Store Nord A/S	63,168

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Trucking
225	DSV A/S	$41,560
	Total Denmark	1,652,707
	Finland (1.3%)
	Building Products
948	Uponor Oyj (b)	28,734
	Engineering & Construction
2,578	Kone Oyj (B Shares)	122,126
	Food Retail
9,810	Kesko Oyj (B Shares)	463,598
	Industrial Machinery
7,088	Metso Oyj	308,006
	Information Technology Services
5,020	TietoEnator Oyj (b)	139,150
	Marine Shipping
1,289	Cargotec Corp. (B Shares)	58,645
	Multi-Line Insurance
11,210	Sampo Oyj (A Shares)	242,919
	Oil Refining/Marketing
10,453	Fortum Oyj	287,613
3,313	Neste Oil Oyj	104,264
		391,877
	Other Metals/Minerals
6,478	Outokumpu Oyj	199,901
	Pulp & Paper
19,556	Stora Enso Oyj (R Shares)	316,459
17,023	UPM-Kymmene Oyj	432,105
		748,564
	Steel
2,962	Rautaruukki Oyj	97,829
	Telecommunication Equipment
98,868	Nokia Oyj	1,962,027

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery
1,518	Wartsila Oyj (B Shares)	$69,645
	Total Finland	4,833,021
	France (8.3%)
	Advertising/Marketing Services
2,240	Publicis Groupe	86,675
	Aerospace & Defense
3,679	Thales S.A. (b)	170,011
342	Zodiac S.A.	21,360
		191,371
	Apparel/Footwear
714	Hermes International	77,498
5,577	LVMH Moet Hennessy Louis Vuitton S.A.	581,133
		658,631
	Auto Parts: O.E.M.
2,683	Valeo S.A. (b)	100,975
	Automotive Aftermarket
2,421	Compagnie Generale des Etablissements Michelin (B Shares)	197,431
	Broadcasting
2,759	Societe Television Francaise 1 (b)	93,730
	Building Products
9,213	Compagnie de Saint-Gobain	679,003
	Chemicals: Major Diversified
1,594	Arkema*	77,811
	Chemicals: Specialty
3,778	Air Liquide S.A.	804,223
	Construction Materials
1,038	Imerys S.A. (b)	89,682
5,520	Lafarge S.A.	741,799
		831,481

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Data Processing Services
558	Atos Origin S.A.*	$31,761
	Department Stores
1,436	PPR	214,234
	Electric Utilities
3,280	Suez S.A. (Brussels Exchange)	146,340
20,351	Suez S.A. (Paris Exchange) (b)	910,576
3,280	Suez-Strip VVPR*	42
		1,056,958
	Electrical Products
6,397	Schneider Electric S.A.	664,537
	Electronics/Appliances
5,560	Thomson	95,863
	Engineering & Construction
7,982	Bouygues S.A.	465,325
4,217	Vinci S.A.	474,938
		940,263
	Food Distributors
4,533	Sodexho Alliance S.A.	243,433
	Food Retail
13,148	Carrefour S.A.	801,052
1,733	Casino Guichard Perrachon	146,964
		948,016
	Food: Major Diversified
5,688	Groupe Danone	833,336
	Hotels/Resorts/Cruiselines
8,803	Accor S.A.	611,151
	Industrial Conglomerates
3,385	Alstom*	312,331
	Information Technology Services
4,278	Capgemini S.A.	242,951
	Integrated Oil
63,760	Total S.A. (b)	4,316,706

NUMBER OF SHARES		VALUE
	Internet Software/Services
1,686	Business Objects S.A.* (b)	$62,140
	Life/Health Insurance
2,812	CNP Assurances	295,886
	Major Banks
30,238	BNP Paribas	3,324,506
11,926	Societe Generale	1,981,639
		5,306,145
	Major Telecommunications
41,719	France Telecom S.A.	1,083,470
	Media Conglomerates
20,102	Vivendi	761,159
	Medical Specialties
1,227	Essilor International S.A.	128,717
	Motor Vehicles
2,756	PSA Peugeot Citroen	158,309
2,837	Renault S.A.	331,826
		490,135
	Multi-Line Insurance
67,459	Axa	2,569,822
	Office Equipment/Supplies
1,215	Neopost S.A.	148,546
	Oilfield Services/Equipment
796	Technip S.A.	47,938
	Other Consumer Specialties
302	Societe BIC S.A.	19,425
	Packaged Software
1,570	Dassault Systemes S.A.	85,675
	Pharmaceuticals: Major
27,606	Sanofi-Aventis	2,346,370
	Publishing: Books/Magazines
3,217	Lagardere S.C.A.	231,347
	Real Estate Development
1,633	Gecina S.A. (b)	231,745
1,377	Klepierre	207,716
2,226	Unibail (b)	484,644
		924,105

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Regional Banks
13,826	Credit Agricole S.A.	$587,746
	Telecommunication Equipment
43,275	Alcatel S.A.	549,514
1,977	Safran S.A.	44,734
		594,248
	Water Utilities
4,407	Veolia Environnement	269,794
	Total France	30,185,539
	Germany (9.1%)
	Air Freight/Couriers
30,740	Deutsche Post AG (Registered Shares)	851,299
	Airlines
9,758	Deutsche Lufthansa AG (Registered Shares)	225,029
	Apparel/Footwear
8,910	Adidas AG	446,423
520	Puma AG	184,375
		630,798
	Auto Parts: O.E.M.
5,580	Continental AG	623,959
	Chemicals: Major Diversified
22,902	BASF AG	2,018,453
21,406	Bayer AG	1,077,708
		3,096,161
	Chemicals: Specialty
3,313	Linde AG	328,350
	Department Stores
3,393	KarstadtQuelle AG*	79,675
6,156	Metro AG	365,710
		445,385
	Electric Utilities
26,484	E.ON AG	3,177,095
17,716	RWE AG	1,750,627
		4,927,722

NUMBER OF SHARES		VALUE
	Engineering & Construction
2,343	Hochtief AG	$153,095
	Financial Conglomerates
13,676	Depfa Bank PLC	229,686
5,781	Hypo Real Estate Holding AG	363,352
		593,038
	Food: Specialty/Candy
3,310	Suedzucker AG	81,696
	Hotels/Resorts/Cruiselines
9,809	TUI AG (b)	214,563
	Household/Personal Care
2,204	Beiersdorf AG	125,167
	Industrial Conglomerates
6,674	MAN AG	593,234
34,443	Siemens AG (Registered Shares)	3,098,909
15,637	ThyssenKrupp AG	580,319
		4,272,462
	Industrial Machinery
2,250	Heidelberger Druckmaschinen AG	102,396
	Investment Banks/Brokers
4,376	Deutsche Boerse AG	705,565
	Major Banks
25,218	Commerzbank AG (b)	895,015
21,123	Deutsche Bank AG (Registered Shares)	2,658,247
2,214	Deutsche Postbank AG	164,671
		3,717,933
	Major Telecommunications
122,221	Deutsche Telekom AG (Registered Shares) (b)	2,115,068
	Medical Distributors
3,392	Celesio AG	174,886
	Medical/Nursing Services
2,772	Fresenius Medical Care AG & Co. KGaA	369,823

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Motor Vehicles
34,865	DaimlerChrysler AG (Registered Shares)	$1,988,914
6,765	Volkswagen AG	667,369
		2,656,283
	Multi-Line Insurance
16,643	Allianz SE (Registered Shares)	3,088,691
8,377	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares)	1,359,647
		4,448,338
	Packaged Software
9,551	SAP AG	1,900,019
	Pharmaceuticals: Major
2,120	Merck KGaA	223,478
	Pharmaceuticals: Other
3,070	Altana AG	171,331
	Total Germany	33,153,844
	Greece (0.3%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	249,599
	Construction Materials
1,850	Titan Cement Co. S.A.	97,083
	Major Banks
8,821	National Bank of Greece S.A.	400,312
	Regional Banks
9,713	Alpha Bank A.E.	282,623
4,879	EFG Eurobank Ergasias	162,265
		444,888
	Total Greece	1,191,882
	Hong Kong (2.6%)
	Airlines
57,000	Cathay Pacific Airways Ltd.	124,440

NUMBER OF SHARES		VALUE
	Apparel/Footwear Retail
52,500	Esprit Holdings Ltd.	$508,280
	Broadcasting
16,000	Television Broadcasts Ltd.	91,749
	Electric Utilities
95,300	CLP Holdings Ltd.	605,297
76,000	Hongkong Electric Holdings Ltd.	357,638
		962,935
	Electronic Production Equipment
1,000	ASM Pacific Technology Ltd.	5,188
	Engineering & Construction
35,000	Hopewell Holdings Ltd.	103,951
128,269	New World Development Co., Ltd.	219,672
		323,623
	Financial Conglomerates
68,000	Wharf (Holdings) Ltd. (The)	230,814
	Gas Distributors
207,483	Hong Kong & China Gas Co., Ltd.	475,378
	Hotels/Resorts/Cruiselines
58,642	Shangri-La Asia Ltd.	127,271
	Industrial Conglomerates
114,900	Hutchison Whampoa Ltd.	1,019,337
50,000	Swire Pacific Ltd. (Class A)	528,112
		1,547,449
	Investment Banks/Brokers
57,000	Hong Kong Exchanges & Clearing Ltd.	451,445
	Major Banks
84,440	Bank of East Asia, Ltd. (The)	403,326
200,500	BOC Hong Kong (Holdings) Ltd.	448,552
39,000	Hang Seng Bank Ltd.	496,921
		1,348,799

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Major Telecommunications
203,611	PCCW Ltd. (b)	$124,873
	Miscellaneous Manufacturing
87,000	Johnson Electric Holdings Ltd.	68,569
	Railroads
78,047	MTR Corp., Ltd.	187,448
	Real Estate Development
83,000	Cheung Kong (Holdings) Ltd.	902,812
104,000	Hang Lung Properties Ltd.	226,782
40,000	Henderson Land Development Co., Ltd.	220,116
37,305	Hysan Development Co., Ltd.	94,010
23,493	Kerry Properties Ltd. (b)	86,690
65,368	Sino Land Co., Ltd.	113,797
71,000	Sun Hung Kai Properties Ltd.	776,393
		2,420,600
	Real Estate Investment Trusts
90,500	Link REIT	186,173
	Tools/Hardware
51,000	Techtronic Industries Co., Ltd.	72,260
	Wholesale Distributors
101,200	Li & Fung Ltd.	264,785
	Total Hong Kong	9,522,079
	Ireland (0.0%)
	Major Banks
3,300	Allied Irish Banks PLC	90,125
	Italy (0.6%)
	Investment Banks/Brokers
637	Mediobanca SpA	14,795
	Major Banks
6,615	Capitalia SpA	58,461
51,927	Banca Intesa SpA	354,872
11,449	SanPaolo IMI SpA (b)	244,446
147,481	UniCredito Italiano SpA	1,222,458
		1,880,237

NUMBER OF SHARES		VALUE
	Regional Banks
4,928	Banche Popolari Unite Scpa	$135,216
	Total Italy	2,030,248
	Japan (28.8%)
	Advertising/Marketing Services
1,650	Asatsu - DK Inc.	48,392
	Agricultural Commodities/ Milling
8,000	Nisshin Seifun Group Inc.	84,002
	Air Freight/Couriers
34,500	Nippon Express Co., Ltd.	186,734
12,035	Yamato Holdings Co., Ltd. (b)	187,909
		374,643
	Airlines
36,000	Japan Airlines Corp.*	68,645
	Apparel/Footwear
6,546	Onward Kashiyama Co., Ltd.	89,780
3,000	Wacoal Holdings Corp.	36,272
		126,052
	Apparel/Footwear Retail
3,400	Fast Retailing Co., Ltd.	321,830
1,100	Shimamura Co., Ltd. (b)	118,982
		440,812
	Auto Parts: O.E.M.
27,100	Denso Corporation	1,033,484
9,059	NGK Spark Plug Co., Ltd.	190,940
3,200	Stanley Electric Co., Ltd.	63,480
4,050	Toyota Industries Corp.	176,614
		1,464,518
	Automotive Aftermarket
37,000	Bridgestone Corp. (b)	771,954
	Beverages: Alcoholic
16,200	Asahi Breweries, Ltd.	230,914
36,051	Kirin Brewery Co., Ltd.	479,652

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
10,000	Sapporo Holdings, Ltd.	$51,304
7,000	Takara Holdings Inc.	43,754
		805,624
	Beverages: Non-Alcoholic
2,200	ITO EN, Ltd.	69,791
	Broadcasting
20	Fuji Television Network, Inc.	41,727
4,400	Tokyo Broadcasting System, Inc.	101,206
		142,933
	Building Products
9,862	JS Group Corp.	202,384
16,000	Nippon Sheet Glass Company, Ltd. (b)	71,826
18,500	Toto Ltd.	183,181
		457,391
	Chemicals: Agricultural
5,500	Nissan Chemical Industries, Ltd. (b)	70,872
	Chemicals: Major Diversified
47,000	Asahi Kasei Corp.	300,205
32,500	Mitsubishi Chemical Holdings Corp.	207,867
		508,072
	Chemicals: Specialty
8,000	Daicel Chemical Industries, Ltd.	53,151
28,588	Dainippon Ink and Chemicals, Inc.	108,045
18,546	Denki Kagaku Kogyo Kabushiki Kaisha	70,568
6,108	JSR Corp. (b)	153,549
10,000	Kaneka Corp.	96,622
14,056	Kuraray Co., Ltd.	159,129
23,599	Mitsubishi Rayon Co., Ltd.	148,919
20,500	Mitsui Chemicals, Inc.	140,757
14,997	Shin-Etsu Chemical Co., Ltd.	983,557
24,000	Showa Denko K.K. (b)	104,660
6,000	Sumitomo Bakelite Co., Ltd.	45,507

NUMBER OF SHARES		VALUE
52,000	Sumitomo Chemical Co., Ltd.	$370,825
21,500	Tosoh Corp.	91,000
		2,526,289
	Commercial Printing/Forms
16,000	Dai Nippon Printing Co., Ltd.	238,187
17,000	Toppan Printing Co., Ltd.	186,353
		424,540
	Computer Processing Hardware
68,000	Fujitsu Ltd.	554,699
	Construction Materials
22,000	Taiheiyo Cement Corp.	88,414
	Containers/Packaging
7,617	Toyo Seikan Kaisha, Ltd.	147,846
	Department Stores
12,000	Daimaru, Inc. (The)	143,856
4,000	Hankyu Department Stores, Inc.	32,869
7,914	Isetan Co., Ltd.	139,400
16,907	Marui Co., Ltd.	227,402
17,716	Mitsukoshi, Ltd.	90,890
15,040	Takashimaya Co., Ltd.	220,938
		855,355
	Electric Utilities
17,300	Chubu Electric Power Co., Inc.	479,282
26,500	Kansai Electric Power Co., Inc. (The)	625,395
10,300	Kyushu Electric Power Co., Inc.	240,876
19,800	Tohoku Electric Power Co., Inc.	438,495
31,000	Tokyo Electric Power Co., Inc. (The)	901,240
		2,685,288
	Electrical Products
7,000	Fuji Electric Holdings Co., Ltd.	38,068
9,000	Fujikura Ltd. (b)	96,272

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
24,500	Furukawa Electric Co., Ltd. (The)	$174,925
1,300	Mabuchi Motor Co., Ltd.	75,810
12,000	Matsushita Electric Works, Ltd.	134,724
14,560	NGK Insulators, Ltd.	197,578
4,504	Nidec Corp. (b)	344,684
26,500	Sumitomo Electric Industries, Ltd.	375,237
1,500	Ushio Inc.	31,231
		1,468,529
	Electronic Components
7,100	Alps Electric Co., Ltd. (b)	71,091
15,100	Citizen Watch Co., Ltd.	125,371
2,200	Hirose Electric Co., Ltd.	293,459
21,200	Hoya Corp.	819,359
4,400	Ibiden Co., Ltd.	230,628
8,700	Murata Manufacturing Co., Ltd.	608,516
7,000	Nippon Electric Glass Co., Ltd. (b)	150,834
4,000	Taiyo Yuden Co., Ltd.	61,633
4,652	TDK Corp. (b)	363,966
		2,724,857
	Electronic Equipment/ Instruments
46,004	Canon Inc.	2,466,397
14,600	Casio Computer Co., Ltd. (b)	295,246
2,347	Keyence Corp. (b)	519,772
21,530	Konica Minolta Holdings, Inc.*	286,821
6,400	Kyocera Corp.	574,057
77,500	Matsushita Electric Industrial Co., Ltd.	1,620,244
83,552	Mitsubishi Electric Corp.	728,713
86,500	NEC Corp.	445,259
24,000	Oki Electric Industry Co., Ltd.	56,640
8,304	Omron Corp.	214,434
25,432	Ricoh Co., Ltd.	502,334
66,000	Sanyo Electric Co., Ltd. * (b)	126,413
4,400	Seiko Epson Corp.	111,176

NUMBER OF SHARES		VALUE
130,026	Toshiba Corp. (b)	$822,738
9,000	Yokogawa Electric Corp.	123,514
		8,893,758
	Electronic Production Equipment
8,300	Advantest Corp. (b)	419,436
8,900	Tokyo Electron Ltd. (b)	665,122
		1,084,558
	Electronics/Appliance Stores
4,400	Yamada Denki Co., Ltd. (b)	437,931
	Electronics/Appliances
16,600	FUJIFILM Holdings Corp.	616,024
12,000	Nikon Corp.	246,772
6,704	Pioneer Corp. (b)	106,679
31,500	Sharp Corp.	561,586
27,196	Sony Corp.	1,127,838
		2,658,899
	Engineering & Construction
8,000	Chiyoda Corp.	145,019
6,000	Comsys Holdings Corp. (b)	63,514
11,546	JGC Corp.	179,780
51,000	Kajima Corp.	243,771
34,571	Obayashi Corp.	226,729
10,000	Okumura Corp.	50,534
36,000	Shimizu Corporation	213,630
49,000	Taisei Corp.	166,755
		1,289,732
	Finance/Rental/Leasing
840	Acom Co., Ltd.	32,321
700	Aeon Credit Service Co., Ltd.	15,652
800	Aiful Corp.	27,636
2,000	Credit Saison Co., Ltd.	72,339
1,100	Promise Co., Ltd.	39,786
1,360	Takefuji Corp. (b)	49,307
		237,041
	Financial Conglomerates
366	Mizuho Financial Group, Inc.	2,851,013

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Food Retail
17,803	Aeon Co., Ltd.	$419,387
2,652	FamilyMart Co., Ltd.	71,884
2,403	Lawson, Inc.	81,573
28,600	Seven & I Holdings Co., Ltd.	917,059
		1,489,903
	Food: Meat/Fish/Dairy
10,000	Meiji Dairies Corp.	65,669
9,000	Nippon Meat Packers, Inc.	99,504
4,700	Yakult Honsha Co., Ltd.	126,191
		291,364
	Food: Specialty/Candy
26,000	Ajinomoto Co., Inc.	300,795
5,500	Kikkoman Corp. (b)	62,078
11,000	Meiji Seika Kaisha, Ltd.	55,870
3,350	Nissin Food Products Co., Ltd.	101,116
5,000	Yamazaki Baking Co., Ltd.	51,860
		571,719
	Gas Distributors
54,000	Osaka Gas Co., Ltd.	194,852
62,000	Tokyo Gas Co., Ltd.	316,494
		511,346
	Home Building
6,306	Daito Trust Construction Co., Ltd.	332,689
34,000	Daiwa House Industry Co., Ltd.	613,425
20,572	Sekisui Chemical Co., Ltd.	181,885
39,046	Sekisui House, Ltd.	617,324
		1,745,323
	Household/Personal Care
22,000	Kao Corp. (b)	577,512
14,000	Shiseido Company, Ltd.	272,937
1,800	Uni-Charm Corp. (b)	100,197
		950,646

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
130,000	Hitachi, Ltd.	$750,321
43,000	Kawasaki Heavy Industries, Ltd. (b)	158,837
		909,158
	Industrial Machinery
12,053	Amada Co., Ltd.	119,654
7,100	Daikin Industries, Ltd.	200,342
7,450	Fanuc Ltd.	646,580
42,530	Ishikawajima-Harima Heavy Industries Co., Ltd.	143,282
141,550	Mitsubishi Heavy Industries, Ltd.	631,801
2,605	SMC Corporation (b)	355,946
16,000	Sumitomo Heavy Industries, Ltd.	137,084
1,700	THK Co., Ltd.	43,245
		2,277,934
	Industrial Specialties
48,500	Asahi Glass Company, Ltd. (b)	558,611
7,700	Nitto Denko Corp. (b)	439,153
		997,764
	Information Technology Services
3,000	CSK Holdings Corp.	133,647
1,300	Itochu Techno-Solutions Corp.	72,698
24	Net One Systems Co., Ltd.	36,734
1,000	Nomura Research Institute, Ltd.	145,874
58	NTT Data Corp.	289,132
33,700	Softbank Corp. (b)	737,683
1,400	TIS Inc.	31,065
		1,446,833
	Internet Software/Services
692	Yahoo Japan Corp. (b)	269,226
	Investment Banks/Brokers
135,000	Daiwa Securities Group Inc.	1,531,808
5,900	Matsui Securities Co., Ltd. (b)	51,962

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
18,000	Mitsubishi UFJ Securities Co., Ltd.	$220,094
55,500	Nikko Cordial Corp.	664,861
130,950	Nomura Holdings, Inc.	2,312,200
84	SBI E*TRADE Securities Co., Ltd.	88,345
16,000	Shinko Securities Co., Ltd.	61,975
		4,931,245
	Life/Health Insurance
9,500	T&D Holdings, Inc.	694,528
	Major Banks
54,000	Bank of Yokohama, Ltd. (The)	417,409
32,000	Chiba Bank, Ltd. (The)	286,755
34,000	Joyo Bank, Ltd. (The)	198,563
300	Mitsubishi UFJ Financial Group, Inc.	3,770,842
25,123	Mitsui Trust Holdings, Inc.	295,805
179	Resona Holdings, Inc.	544,882
45,000	Shinsei Bank, Ltd.	259,726
27,000	Shizuoka Bank, Ltd. (The) (b)	288,585
227	Sumitomo Mitsui Financial Group, Inc.	2,484,481
56,081	Sumitomo Trust & Banking Co., Ltd. (The)	603,248
		9,150,296
	Major Telecommunications
72	Nippon Telegraph & Telephone Corp.	362,616
	Marine Shipping
5,000	Mitsui O.S.K. Lines, Ltd.	41,684
44,015	Nippon Yusen Kabushiki Kaisha	285,655
		327,339
	Medical Specialties
5,400	Olympus Corp.	171,766
7,750	Terumo Corp. (b)	313,446
		485,212
	Metal Fabrications
16,000	Minebea Co., Ltd.	97,546
72,000	Mitsubishi Materials Corp.	283,814

NUMBER OF SHARES		VALUE
43,604	Mitsui Mining & Smelting Co., Ltd.	$211,029
27,553	NSK Ltd.	230,884
19,551	NTN Corp.	160,989
		984,262
	Miscellaneous Commercial Services
350	OBIC Co., Ltd.	74,280
9,985	Secom Co., Ltd.	499,463
1,610	USS Co., Ltd.	102,148
		675,891
	Miscellaneous Manufacturing
15,527	Ebara Corp. (b)	60,674
3,500	Kurita Water Industries Ltd.	71,526
		132,200
	Motor Vehicles
76,209	Honda Motor Co., Ltd.	2,697,779
113,005	Nissan Motor Co., Ltd.	1,353,741
122,855	Toyota Motor Corp.	7,279,907
1,500	Yamaha Motor Co., Ltd.	41,043
		11,372,470
	Movies/Entertainment
2,400	Oriental Land Co., Ltd. (b)	135,853
3,650	TOHO Co., Ltd.	68,974
		204,827
	Office Equipment/Supplies
3,300	Kokuyo Co., Ltd.	50,988
	Oil & Gas Production
21	INPEX Holdings Inc.*	171,663
	Oil Refining/Marketing
60,000	Nippon Oil Corp.	446,345
7,400	Showa Shell Sekiyu K.K.	82,953
12,000	TonenGeneral Sekiyu K.K.	114,305
		643,603
	Other Consumer Services
2,454	Benesse Corp.	88,130

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
22,095	Dowa Holdings Co., Ltd.	$185,904
18,500	Nippon Mining Holdings, Inc.	138,256
40,500	Sumitomo Metal Mining Co., Ltd.	532,266
		856,426
	Other Transportation
4,000	Mitsubishi Logistics Corp.	65,464
	Packaged Software
1,400	Fuji Soft Inc.	35,254
1,450	Oracle Corp. Japan (b)	67,572
4,200	Trend Micro Inc.	134,673
		237,499
	Personnel Services
1,500	Meitec Corp.	47,328
	Pharmaceuticals: Major
42,300	Takeda Pharmaceutical Co., Ltd.	2,716,315
	Pharmaceuticals: Other
24,600	Astellas Pharma Inc.	1,108,525
12,606	Chugai Pharmaceutical Co., Ltd.	258,695
32,700	Daiichi Sankyo Co., Ltd.	973,031
13,203	Eisai Co., Ltd.	676,237
12,032	Kyowa Hakko Kogyo Co., Ltd	92,593
15,181	Shionogi & Co., Ltd.	304,399
8,959	Taisho Pharmaceutical Co., Ltd.	160,871
		3,574,351
	Property - Casualty Insurers
31,000	Millea Holdings, Inc.	1,171,612
50,000	Mitsui Sumitomo Insurance Co., Ltd.	622,061
34,000	Sompo Japan Insurance Inc.	452,364
		2,246,037
	Pulp & Paper
40	Nippon Paper Group, Inc.	143,309
43,000	Oji Paper Co., Ltd.	227,961
		371,270

NUMBER OF SHARES		VALUE
	Railroads
56	Central Japan Railway Co.	$603,335
137	East Japan Railway Co.	958,239
16,500	Keihin Electric Express Railway Co., Ltd. (b)	117,666
10,000	Keio Corp.	66,695
63,550	Kintetsu Corp.	196,709
34,500	Tobu Railway Co., Ltd.	169,919
39,000	Tokyu Corp.	264,113
21	West Japan Railway Co.	89,782
		2,466,458
	Real Estate Development
8,000	Leopalace21 Corp.	300,983
80,000	Mitsubishi Estate Co., Ltd. (b)	1,915,348
56,500	Mitsui Fudosan Co., Ltd.	1,391,364
34,500	Sumitomo Realty & Development Co., Ltd.	1,144,592
12,000	Tokyo Tatemono Co., Ltd.	143,241
		4,895,528
	Real Estate Investment Trusts
25	Japan Real Estate Investment Corp.	228,730
23	Japan Retail Fund Investment Corp.	177,982
30	Nippon Building Fund Inc.	323,215
		729,927
	Recreational Products
4,100	Konami Corp.	113,236
4,508	Nintendo Co., Ltd.	922,030
3,950	Shimano Inc.	110,107
4,700	Yamaha Corp.	100,470
		1,245,843
	Regional Banks
15,000	77 Bank, Ltd. (The) (b)	98,632
26,000	Bank of Fukuoka, Ltd. (The)	207,644
13,000	Bank of Kyoto, Ltd. (The) (b)	133,501
53,000	Hokuhoku Financial Group, Inc.	197,589

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
25,000	Nishi-Nippon City Bank, Ltd. (The)	$118,640
		756,006
	Restaurants
5,407	Skylark Co., Ltd.	115,584
	Semiconductors
2,000	NEC Electronics Corp.* (b)	63,959
5,805	Rohm Co., Ltd.	534,090
5,000	Sanken Electric Co., Ltd	58,487
		656,536
	Specialty Stores
2,900	Shimachu Co., Ltd.	83,070
6,000	UNY Co., Ltd.	75,366
		158,436
	Specialty Telecommunications
39	Index Holdings (b)	26,945
	Steel
13,200	JFE Holdings, Inc. (b)	530,483
67,000	Kobe Steel, Ltd.	205,096
172,108	Nippon Steel Corp. (b)	700,499
102,000	Sumitomo Metal Industries, Ltd.	383,754
		1,819,832
	Telecommunication Equipment
3,000	Uniden Corp.	28,858
	Textiles
4,571	Nisshinbo Industries, Inc.	46,433
33,608	Teijin Ltd.	187,653
47,000	Toray Industries, Inc.	338,786
		572,872
	Tobacco
155	Japan Tobacco Inc.	675,930
	Trucks/Construction/ Farm Machinery
1,400	Hitachi Construction Machinery Co., Ltd.	33,279
43,500	Komatsu Ltd.	784,823

NUMBER OF SHARES		VALUE
60,000	Kubota Corp.	$524,840
		1,342,942
	Wholesale Distributors
54,051	Itochu Corp.	430,744
53,550	Marubeni Corporation	274,275
49,200	Mitsubishi Corp.	950,765
60,000	Mitsui & Co., Ltd.	819,325
36,000	Sumitomo Corporation	473,433
		2,948,542
	Wireless Telecommunications
95	NTT DoCoMo, Inc.	145,404
	Total Japan	104,799,269
	Mexico (0.7%)
	Beverages: Alcoholic
10,300	Grupo Modelo, S.A. de C.V. (Series C)	49,735
	Beverages: Non-Alcoholic
4,000	Coca-Cola Femsa, S.A. de C.V. (Series L)	13,799
12,500	Fomento Economico Mexicano, S.A. de C.V. (Series UBD) (Units) †	120,926
		134,725
	Broadcasting
42,000	Grupo Televisa S.A. (Series CPO)	207,445
	Construction Materials
116,400	Cemex S.A.B. de C.V. (Series CPO) (Units) † *	358,312
	Discount Stores
73,600	Wal-Mart de Mexico S.A. de C.V. (Series V)	255,608
	Home Building
6,000	Urbi, Desarrollos Urbanos, S.A. de C.V.*	18,280

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Household/Personal Care
10,300	Kimberly-Clark de Mexico, S.A.B. de C.V. (Series A)	$43,031
	Industrial Conglomerates
6,600	Alfa, S.A. (A Shares)	36,650
	Major Telecommunications
241,500	Telefonos de Mexico S.A. de C.V. (Series L)	318,666
	Miscellaneous Manufacturing
14,700	Grupo Carso S.A. de C.V. (Series A1)	49,414
	Other Metals/Minerals
21,400	Grupo Mexico S.A.B. de C.V. (Series B)	74,718
	Real Estate Development
7,400	Corporacion GEO, S.A. de C.V. (Series B)*	33,884
	Regional Banks
26,400	Grupo Financiero Banorte S.A. de C.V. (Series O)	95,608
	Wireless Telecommunications
359,000	America Movil S.A. de C.V. (Series L)	768,738
	Total Mexico	2,444,814
	Netherlands (3.6%)
	Aerospace & Defense
8,611	European Aeronautic Defence and Space Co.	233,524
	Air Freight/Couriers
19,746	TNT NV	760,027
	Beverages: Alcoholic
19,457	Heineken NV	881,750
	Chemicals: Major Diversified
4,421	Koninklijke DSM NV	201,479
	Electronic Equipment/ Instruments
3,463	Oce NV (b)	52,901

NUMBER OF SHARES		VALUE
	Financial Conglomerates
58,616	ING Groep NV-CVA (Dutch Certificates)	$2,596,507
	Food: Major Diversified
56,805	Unilever NV-CVA (Dutch Certificates) (b)	1,400,595
	Industrial Conglomerates
25,952	Koninklijke (Royal) Philips Electronics NV	906,493
	Industrial Specialties
8,069	Akzo Nobel NV	452,479
	Investment Banks/Brokers
3,887	Euronext NV	389,406
	Life/Health Insurance
63,979	Aegon NV	1,176,577
	Major Banks
58,351	ABN AMRO Holding NV	1,701,583
	Major Telecommunications
46,978	Koninklijke (Royal) KPN NV	627,711
	Medical Specialties
5,840	Qiagen N.V. * (b)	92,194
	Personnel Services
1,070	Vedior NV - CVA (Dutch Certificates)	19,568
	Publishing: Books/Magazines
12,027	Reed Elsevier NV	206,749
6,512	Wolters Kluwer NV	179,011
		385,760
	Real Estate Development
2,059	Rodamco Europe NV	238,201
	Real Estate Investment Trusts
2,509	Corio NV	182,193
1,022	Wereldhave NV	117,189
		299,382
	Steel
16,807	Mittal Steel Co. NV (b)	721,755
	Total Netherlands	13,137,892

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Norway (0.6%)
	Chemicals: Agricultural
6,967	Yara International ASA	$121,989
	Financial Conglomerates
9,153	DNB NOR ASA	119,814
	Food: Specialty/Candy
8,750	Orkla ASA	448,251
	Industrial Conglomerates
23,435	Norsk Hydro ASA	538,453
	Integrated Oil
18,400	Statoil ASA	464,973
	Major Telecommunications
20,900	Telenor ASA	329,993
	Miscellaneous Manufacturing
515	Tomra Systems ASA	3,461
	Pulp & Paper
5,700	Norske Skogindustrier ASA	89,780
	Telecommunication Equipment
5,200	Tandberg ASA (b)	60,037
2,700	Tandberg Television ASA*	27,953
		87,990
	Total Norway	2,204,704
	Poland (0.6%)
	Aluminum
118	Grupa Kety S.A.	7,656
	Information Technology Services
733	Prokom Software S.A.	29,030
	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	347,483
	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A.	323,564
	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	315,309

NUMBER OF SHARES		VALUE
	Publishing: Newspapers
2,517	Agora S.A.	$23,716
	Regional Banks
5,378	Bank Pekao S.A.	362,971
666	Bank Przemyslowo- Handlowy BPH	190,788
1,784	Bank Zachodni WBK S.A.	121,583
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	322,613
		997,955
	Total Poland	2,044,713
	Portugal (0.2%)
	Cable/Satellite TV
1,832	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	22,211
	Electric Utilities
25,212	Energias de Portugal, S.A.	113,258
	Major Telecommunications
19,095	Portugal Telecom, SGPS, S.A. (Registered Shares)	237,842
	Other Transportation
13,568	Brisa-Auto-Estradas de Portugal, S.A. (Private Shares)	149,952
	Regional Banks
60,644	Banco Comercial Portugues, S.A. (Registered Shares)	197,354
	Total Portugal	720,617
	Russia (0.9%)
	Electric Utilities
1,970	RAO Unified Energy System (Registered Shares) (GDR)	148,341

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Integrated Oil
25,176	Gazprom (Sponsored ADR)	$1,066,455
7,343	Lukoil (Sponsored ADR) (b)	593,314
		1,659,769
	Oil & Gas Production
3,500	Surgutneftegaz (Sponsored ADR) (b)	221,200
1,600	Tatneft (Sponsored ADR)	147,600
		368,800
	Other Metals/Minerals
4,259	JSC MMC Norilsk Nickel (ADR) (b)	629,267
	Precious Metals
3,000	Polyus Gold (ADR)*	141,600
	Wireless Telecommunications
4,200	Mobile TeleSystems (Sponsored ADR)	185,136
2,200	VimpelCom (Sponsored ADR)*	145,178
		330,314
	Total Russia	3,278,091
	Singapore (1.2%)
	Aerospace & Defense
54,334	Singapore Technologies Engineering Ltd.	103,241
	Air Freight/Couriers
61,000	Singapore Post Ltd.	39,158
	Airlines
23,000	Singapore Airlines Ltd.	224,419
	Computer Peripherals
3,543	Creative Technology Ltd.	23,653
	Electronic Components
10,696	Venture Corp., Ltd.	98,185
	Electronic Production Equipment
55,000	STATS ChipPAC Ltd.*	34,777
	Hospital/Nursing Management
25,000	Parkway Holdings Ltd.	44,454

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
55,000	Fraser and Neave Ltd.	$156,760
22,000	Keppel Corp., Ltd. (b)	223,135
		379,895
	Investment Banks/Brokers
31,479	Singapore Exchange Ltd.	90,933
	Major Banks
43,393	DBS Group Holdings Ltd.	568,248
98,078	Oversea-Chinese Banking Corp., Ltd.	440,715
		1,008,963
	Major Telecommunications
285,600	Singapore Telecommunications Ltd.	485,840
	Marine Shipping
33,000	Cosco Corp. (Singapore) Ltd.	40,673
31,000	Neptune Orient Lines Ltd.	40,397
		81,070
	Other Transportation
77,068	ComfortDelGro Corp., Ltd.	80,640
	Publishing: Newspapers
61,328	Singapore Press Holdings Ltd.	164,560
	Real Estate Development
49,000	Capitaland Ltd.	171,428
21,455	City Developments Ltd.	151,499
15,000	Keppel Land Ltd.	52,959
10,000	Singapore Land Ltd.	54,564
24,673	UOL Group Ltd.	63,353
		493,803
	Real Estate Investment Trusts
40,000	Ascendas Real Estate Investment Trust	55,720
35,700	CapitaMall Trust	59,355
4,800	K-REIT Asia	6,255
		121,330

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Regional Banks
45,489	United Overseas Bank Ltd.	$516,854
	Semiconductors
57,000	Chartered Semiconductor Manufacturing Ltd.*	43,542
	Specialty Stores
7,031	Jardine Cycle & Carriage Ltd.	55,966
	Trucks/Construction/ Farm Machinery
33,511	SembCorp Industries Ltd.	78,733
23,000	SembCorp Marine Ltd.	50,494
		129,227
	Total Singapore	4,220,510
	South Korea (0.3%)
	Semiconductors
1,825	Samsung Electronics Co., Ltd.	1,182,852
	Spain (2.1%)
	Apparel/Footwear Retail
2,894	Industria de Diseno Textil, S.A.	138,352
	Broadcasting
759	Antena 3 de Television S.A.	16,447
	Electric Utilities
10,272	Endesa, S.A.	455,411
8,421	Iberdrola S.A.	386,350
2,173	Union Fenosa, S.A. (b)	110,373
		952,134
	Engineering & Construction
433	Acciona S.A.	76,258
3,780	ACS, Actividades de Construccion y Servicios, S.A.	189,729
2,956	Cintra Concesiones de Infraestructuras de Transporte S.A.	45,307

NUMBER OF SHARES		VALUE
476	Fomento de Construcciones y Contratas S.A.	$41,490
966	Grupo Ferrovial, S.A.	89,255
		442,039
	Gas Distributors
18,484	Gas Natural SDG, S.A.	734,098
	Information Technology Services
921	Indra Sistemas, S.A.	20,452
	Integrated Oil
12,719	Repsol YPF, S.A. (b)	422,032
	Major Banks
47,275	Banco Bilbao Vizcaya Argentaria, S.A.	1,141,488
91,587	Banco Santander Central Hispano S.A.	1,584,938
		2,726,426
	Major Telecommunications
67,551	Telefonica S.A.	1,301,750
	Other Transportation
5,791	Abertis Infraestructuras S.A.	156,752
	Real Estate Development
1,071	Sacyr Vallehermoso S.A. (b)	54,754
	Regional Banks
12,150	Banco Popular Espanol S.A.	210,569
	Steel
3,562	Acerinox, S.A.	83,643
	Tobacco
4,483	Altadis, S.A.	214,545
	Water Utilities
2,396	Sociedad General de Aguas de Barcelona, S.A. (Class A) (b)	84,119
	Total Spain	7,558,112

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Sweden (2.3%)
	Advertising/Marketing Services
3,300	Eniro AB	$39,494
	Apparel/Footwear Retail
9,850	Hennes & Mauritz AB (B Shares)	424,522
	Broadcasting
1,050	Modern Times Group AB (B Shares) * (b)	60,435
	Electronics/Appliances
6,300	Electrolux AB (Series B)	115,277
	Engineering & Construction
12,080	Skanska AB (B Shares)	215,189
	Household/Personal Care
6,086	Svenska Cellulosa AB (B Shares)	279,140
	Industrial Machinery
650	Alfa Laval AB	24,057
10,200	Assa Abloy AB (B Shares) (b)	196,165
11,160	Atlas Copco AB (A Shares) (b)	325,801
7,407	Atlas Copco AB (B Shares)	211,113
31,545	Sandvik AB	385,169
		1,142,305
	Major Banks
14,800	Skandinaviska Enskilda Banken AB (A Shares) (b)	413,637
24,500	Svenska Handelsbanken AB (A Shares)	633,890
		1,047,527
	Major Telecommunications
4,105	Tele2 AB (B Shares)	43,165
42,848	TeliaSonera AB	311,240
		354,405
	Medical Specialties
5,000	Getinge AB (B Shares)	88,377
	Metal Fabrications
8,408	SKF AB (B Shares) (b)	135,236

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
2,000	Securitas AB (B Shares)	$26,288
2,000	Securitas Systems AB (B Shares)*	6,669
		32,957
	Other Consumer Services
2,000	Securitas Direct AB (B Shares)*	6,088
	Pulp & Paper
1,650	Holmen AB (B Shares)	72,597
	Regional Banks
86,984	Nordea Bank AB	1,197,480
	Steel
5,700	SSAB Svenskt Staal AB (Series A)	121,057
	Telecommunication Equipment
468,552	Telefonaktiebolaget LM Ericsson (B Shares)	1,776,292
	Tobacco
17,400	Swedish Match AB (b)	278,059
	Tools/Hardware
6,300	Husqvarna AB (B Shares) * (b)	77,142
	Trucks/Construction/ Farm Machinery
3,100	Scania AB (B Shares)	212,097
3,257	Volvo AB (A Shares)	209,995
6,730	Volvo AB (B Shares)	420,415
		842,507
	Total Sweden	8,306,086
	Switzerland (5.7%)
	Biotechnology
152	Serono SA (Bearer Shares)	132,838
	Building Products
116	Geberit AG (Registered Shares)	151,179

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
2,450	Schindler Holding AG (Participation Certificates)	$140,740
		291,919
	Chemicals: Agricultural
3,064	Syngenta AG (Registered Shares)*	494,901
	Chemicals: Specialty
1,864	Ciba Specialty Chemicals AG (Registered Shares)	114,121
6,452	Clariant AG (Registered Shares)*	89,222
1,090	Lonza Group AG (Registered Shares) (b)	84,129
		287,472
	Computer Peripherals
4,810	Logitech International SA (Registered Shares)*	126,457
	Construction Materials
5,686	Holcim Ltd. (Registered Shares)	489,605
	Electronic Equipment/ Instruments
1,204	Kudelski S.A. (Bearer Shares)	37,123
	Financial Conglomerates
61,908	UBS AG (Registered Shares)	3,698,154
	Food: Major Diversified
12,327	Nestle S.A. (Registered Shares)	4,212,072
	Household/Personal Care
200	Givaudan S.A. (Registered Shares)	165,621
	Industrial Conglomerates
49,138	ABB Ltd. (Registered Shares)	730,868
	Major Banks
22,466	Credit Suisse Group (Registered Shares)	1,354,679

NUMBER OF SHARES		VALUE
	Major Telecommunications
511	Swisscom AG (Registered Shares)	$178,509
	Medical Specialties
766	Nobel Biocare Holding AG (Bearer Shares)	209,699
343	Straumann Holding AG (Registered Shares) (b)	77,973
1,622	Synthes, Inc.	184,004
		471,676
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares) (b)	23,365
	Multi-Line Insurance
1,554	Zurich Financial Services AG (Registered Shares)	384,190
	Other Consumer Specialties
10,697	Compagnie Financiere Richemont AG ("A" Bearer Shares) (Units) †	529,346
684	Swatch Group AG (Bearer Shares)	135,007
1,408	Swatch Group AG (Registered Shares)	56,261
		720,614
	Other Metals/Minerals
8,583	Xstrata PLC	366,696
	Personnel Services
288	Adecco S.A. (Registered Shares)	17,795
	Pharmaceuticals: Major
57,018	Novartis AG (Registered Shares)	3,461,054
17,154	Roche Holding AG	3,002,433
		6,463,487

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers
2,089	Swiss Re (Registered Shares)	$171,312
	Total Switzerland	20,819,353
	Turkey (1.1%)
	Airlines
5,378	Turk Hava Yollari Anonim Ortakligi*	24,160
	Beverages: Alcoholic
2,410	Anadolu Efes Biracilik ve Malt Sanayii A.S.	66,118
	Electronics/Appliances
20,980	Arcelik A.S.	134,543
	Financial Conglomerates
73,927	Haci Omer Sabanci Holding A.S.	311,832
	Food Retail
16,539	Migros Turk T.A.S.*	190,573
	Industrial Specialties
6,668	Trakya Cam Sanayii A.S.	18,661
15,503	Turk Sise ve Cam Fabrikalari A.S.*	60,077
		78,738
	Miscellaneous Manufacturing
44,112	Dogan Sirketler Grubu Holding A.S.	189,095
	Motor Vehicles
12,467	Ford Otomotiv Sanayi A.S.	88,073
38,648	Koc Holding A.S.*	149,768
		237,841
	Oil Refining/Marketing
14,625	Tupras-Turkiye Petrol Rafinerileri A.S.	242,747
	Publishing: Newspapers
26,467	Dogan Yayin Holding A.S.*	101,657
15,186	Hurriyet Gazetecilik ve Matbaacilik A.S.	43,537
		145,194

NUMBER OF SHARES		VALUE
	Regional Banks
103,349	Akbank T.A.S.	$588,338
130,530	Turkiye Garanti Bankasi A.S.	478,968
90,546	Turkiye Is Bankasi (Series C)	586,872
105,970	Yapi ve Kredi Bankasi A.S.*	203,509
		1,857,687
	Steel
47,688	Eregli Demir ve Celik Fabrikalari T.A.S.	274,746
	Wireless Telecommunications
58,030	Turkcell Iletisim Hizmetleri A.S.	312,439
	Total Turkey	4,065,713
	United Kingdom (21.1%)
	Advertising/Marketing Services
24,932	Aegis Group PLC	63,602
20,707	WPP Group PLC	265,205
13,936	Yell Group PLC	165,594
		494,401
	Aerospace & Defense
107,411	BAE Systems PLC	859,409
36,892	Cobham PLC	135,275
16,880	Meggitt PLC	107,693
60,863	Rolls-Royce Group PLC*	545,305
2,233,672	Rolls-Royce Group PLC (B Shares)	4,260
		1,651,942
	Airlines
22,163	British Airways PLC*	194,238
	Apparel/Footwear
6,273	Burberry Group PLC	66,882
	Auto Parts: O.E.M.
15,188	GKN PLC	88,497
2,453	TI Automotive Ltd.* ‡	0
		88,497

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Beverages: Alcoholic
108,598	Diageo PLC	$2,009,151
	Broadcasting
81,059	ITV PLC	163,107
	Cable/Satellite TV
23,500	British Sky Broadcasting Group PLC	243,157
	Casino/Gaming
25,465	Ladbrokes PLC	198,406
18,491	William Hill PLC	229,594
		428,000
	Catalog/Specialty Distribution
16,925	Home Retail Group*	129,447
	Chemicals: Major Diversified
33,875	Imperial Chemical Industries PLC	262,800
6,330	Johnson Matthey PLC	173,251
		436,051
	Construction Materials
20,558	Hanson PLC	284,863
	Containers/Packaging
16,053	Rexam PLC	180,799
	Department Stores
34,451	Marks & Spencer Group PLC	431,376
5,408	Next PLC	193,916
		625,292
	Drugstore Chains
14,988	Alliance Boots PLC	231,552
	Electric Utilities
5,887	International Power PLC	37,587
98,424	National Grid PLC	1,257,751
31,387	Scottish & Southern Energy PLC	786,619
53,003	Scottish Power PLC	660,640
3,486	United Utilities PLC	47,440
		2,790,037

NUMBER OF SHARES		VALUE
	Electronic Equipment/ Instruments
8,225	Invensys PLC*	$35,846
	Electronics/Appliance Stores
41,274	DSG International PLC	171,220
5,842	Kesa Electricals PLC	39,082
		210,302
	Engineering & Construction
8,965	AMEC PLC	63,779
17,587	Balfour Beatty PLC	135,936
		199,715
	Environmental Services
15,889	Biffa PLC*	80,763
	Finance/Rental/Leasing
1,021	Provident Financial PLC	12,064
	Financial Conglomerates
520	Close Brothers Group PLC	9,625
153,317	Lloyds TSB Group PLC	1,636,098
		1,645,723
	Financial Publishing/Services
31,342	Reuters Group PLC	267,360
	Food Retail
36,042	Sainsbury (J) PLC	269,300
194,065	Tesco PLC	1,456,502
		1,725,802
	Food: Major Diversified
44,547	Unilever PLC	1,105,388
	Food: Specialty/Candy
67,648	Cadbury Schweppes PLC	680,607
23,718	Tate & Lyle PLC	356,470
		1,037,077
	Gas Distributors
83,402	Centrica PLC	526,928
	Home Building
5,365	Barratt Developments PLC	110,820
2,533	Bellway PLC	65,076

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
2,653	Berkeley Group Holdings PLC (The) (Units)† *	$72,865
6,048	Persimmon PLC	153,997
13,114	Taylor Woodrow PLC	90,982
9,081	Wimpey (George) PLC	91,104
		584,844
	Home Improvement Chains
24,918	Kingfisher PLC	125,112
	Hotels/Resorts/Cruiselines
7,759	Carnival PLC	378,700
18,479	InterContinental Hotels Group PLC	355,622
		734,322
	Household/Personal Care
31,514	Reckitt Benckiser PLC	1,371,033
	Industrial Conglomerates
18,262	Smiths Group PLC	329,502
30,982	Tomkins PLC	143,593
		473,095
	Industrial Machinery
8,278	FKI PLC	15,118
	Information Technology Services
31,141	LogicaCMG PLC	98,299
18,461	Misys PLC	71,742
		170,041
	Integrated Oil
99,781	BG Group PLC	1,323,622
582,857	BP PLC	6,481,113
111,123	Royal Dutch Shell PLC (A Shares)	3,853,158
77,634	Royal Dutch Shell PLC (B Shares)	2,780,780
		14,438,673

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers
1,939	ICAP PLC	$18,824
857	London Stock Exchange Group PLC	20,628
		39,452
	Investment Managers
1,896	3i Group PLC	34,716
2,920	Amvescap PLC	33,388
7,062	Man Group PLC	65,730
497	Schroders PLC	9,394
		143,228
	Life/Health Insurance
64,672	Friends Provident PLC	255,332
60,911	Prudential PLC	746,428
		1,001,760
	Major Banks
158,076	Barclays PLC	2,133,101
91,548	HBOS PLC	1,898,005
259,950	HSBC Holdings PLC	4,928,278
70,702	Royal Bank of Scotland Group PLC	2,518,997
		11,478,381
	Major Telecommunications
225,007	BT Group PLC	1,194,126
	Medical Specialties
23,793	Smith & Nephew PLC	232,461
	Miscellaneous Commercial Services
18,741	BBA Group PLC	95,796
2,895	Brambles Industries PLC	27,249
16,925	Experian Group Ltd.*	186,262
4,556	Group 4 Securicor PLC	15,207
7,234	Rentokil Initial PLC	20,903
1,852	Serco Group PLC	12,540
		357,957
	Miscellaneous Manufacturing
14,064	IMI PLC	141,364

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Movies/Entertainment
18,063	EMI Group PLC	$92,847
	Multi-Line Insurance
84,622	Aviva PLC	1,250,846
214,535	Legal & General Group PLC	591,269
793	Resolution PLC	9,408
88,262	Royal & Sun Alliance Insurance Group PLC	248,305
		2,099,828
	Other Metals/Minerals
47,776	Anglo American PLC	2,154,152
88,482	BHP Billiton PLC	1,706,181
36,883	Rio Tinto PLC	2,034,434
		5,894,767
	Other Transportation
5,161	Arriva PLC	70,382
14,211	FirstGroup PLC	145,620
20,281	Stagecoach Group PLC	53,961
		269,963
	Packaged Software
44,053	Sage Group PLC (The)	201,653
	Personnel Services
2,643	Capita Group PLC	27,171
6,365	Hays PLC	18,058
		45,229
	Pharmaceuticals: Major
54,378	AstraZeneca PLC	3,213,096
185,504	GlaxoSmithKline PLC	4,953,365
		8,166,461
	Publishing: Books/Magazines
4,776	EMAP PLC	71,414
16,910	Pearson PLC	249,473
26,694	Reed Elsevier PLC	303,953
		624,840

NUMBER OF SHARES		VALUE
	Publishing: Newspapers
7,098	Daily Mail and General Trust	$90,840
6,431	United Business Media PLC	85,125
		175,965
	Pulp & Paper
12,765	Bunzl PLC	168,723
	Railroads
4,939	National Express Group PLC	91,847
	Real Estate Development
12,512	British Land Company PLC	356,769
6,867	Hammerson PLC	176,422
11,177	Land Securities Group PLC	446,823
6,006	Liberty International PLC	153,958
9,785	Slough Estates PLC	128,121
		1,262,093
	Restaurants
93,630	Compass Group PLC	500,918
15,944	Enterprise Inns PLC	327,820
19,756	Mitchells & Butlers PLC	224,573
11,399	Punch Taverns PLC	223,718
9,888	Whitbread PLC	264,220
		1,541,249
	Specialty Stores
9,191	Galiform PLC*	17,705
34,293	Signet Group PLC	78,325
		96,030
	Steel
25,562	Corus Group PLC	227,927
	Tobacco
32,046	British American Tobacco PLC	873,424
13,616	Imperial Tobacco Group PLC	482,259
		1,355,683
	Water Utilities
18,065	Kelda Group PLC	298,384
10,593	Severn Trent PLC	282,039
		580,423

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors
18,573	Electrocomponents PLC	$102,199
19,361	Wolseley PLC	457,528
		559,727
	Wireless Telecommunications
1,443,073	Vodafone Group PLC	3,715,703
	Total United Kingdom	76,536,309
	Total Common Stocks (Cost $248,211,593)	355,371,440
	Preferred Stocks (0.8%)
	Brazil (0.5%)
	Beverages: Alcoholic
197,692	Companhia de Bebidas das Americas	86,614
	Containers/Packaging
7,500	Klabin S.A.	16,150
	Electric Utilities
1,330,027	Centrais Eletricas Brasileiras S.A. (B Shares)	26,594
1,172,000	Companhia Energetica de Minas Gerais	50,485
		77,079
	Food Retail
200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR) (b)	5,974
	Food: Meat/Fish/Dairy
5,500	Sadia S.A.	16,201
	Integrated Oil
26,504	Petroleo Brasileiro S.A.	531,192
	Major Telecommunications
2,800,010	Brasil Telecom Participacoes S.A.	18,597

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
4,578	Contax Participacoes S.A.	$3,691
	Other Metals/Minerals
14,886	Companhia Vale do Rio Doce (Class A)	320,131
	Pulp & Paper
4,988	Aracruz Celulose S.A. (B Shares)	27,433
768	Votorantim Celulose e Papel S.A.	14,129
		41,562
	Regional Banks
4,000	Banco Bradesco S.A.	141,860
5,530	Banco Itau Holding Financeira S.A.	181,713
950	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) † (b)	74,813
		398,386
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	6,450
3,556	Tele Norte Leste Participacoes S.A.	51,795
		58,245
	Steel
4,250	Gerdau S.A.	62,200
1,600	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	54,290
		116,490
	Wireless Telecommunications
3,989	Vivo Participacoes S.A.*	13,684
	Total Brazil	1,703,996
	Germany (0.3%)
	Electric Utilities
1,550	RWE AG NV	137,578

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Household/Personal Care
2,604	Henkel KGaA (b)	$348,772
	Motor Vehicles
323	Porsche AG	376,556
4,017	Volkswagen AG	265,296
		641,852
	Total Germany	1,128,202
	Russia (0.0%)
	Oil & Gas Production
1,700	Surgutneftegaz (Sponsored ADR)	154,275
	Total Preferred Stocks (Cost $1,626,943)	2,986,473
NUMBER OF RIGHTS
	Rights (0.0%)
	Austria (0.0%)
	Real Estate Development
6,631	Meinl European Land Ltd.*	84
	Brazil (0.0%)
	Regional Banks
89	Banco Bradesco SA*	883
	Japan (0.0%)
	Other Metals/Minerals
22,095	Dowa Mining Co.* ‡	0
	Spain (0.0%)
	Beverages: Non-Alcoholic
2,396	Sociedad General de Aguas de Barcelona, S.A.*	795
	Total Rights (Cost $0)	1,762

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (7.0%)
	Short-Term Debt Securities held as Collateral on Loaned Securities
	Alliance & Leister PLC.,
$764	5.31% 11/30/07 (a)	$764,384
	Amsouth Bank,
1,529	5.30% 11/13/06 (a)	1,528,768
	Aspen Funding Corp.,
152	5.29% 11/15/06	152,140
	Bancaja,
382	5.37% 11/30/07 (a)	382,192
	Bank of America,
168	5.31% 11/07/06 (a)	168,164
1,223	5.32% 05/15/07 (a)	1,223,014
	Bank of New York Co., Inc.,
382	5.31% 11/30/07 (a)	382,192
	Barton Capital Corp.,
632	5.30% 11/08/06	632,344
	Bear Stearns,
764	5.36% 11/30/07 (a)	764,384
306	5.37% 03/08/07 (a)	305,870
459	5.37% 03/12/07 (a)	458,630
	BNP Paribas Mtn.,
764	5.36% 11/30/07 (a)	764,384
	CIC NY,
535	5.31% 09/04/07 (a)	534,999
	Dekabank Deutsche Girozentrale,
780	5.39% 11/30/07 (a)	779,671
	Deutsche Bank Securities Inc.,
1,837	5.33% 11/01/06	1,836,529
	Dexia Bank NY,
764	5.33% 09/28/07 (a)	764,234
	Five Finance Inc.,
764	5.33% 11/17/06 (a)	764,397
	Goldman Sachs Group, Inc.,
382	5.37% 11/30/07 (a)	382,192

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$719	5.42% 10/31/07 (a)	$718,521
	HSBC Finance Corp.,
382	5.31% 11/30/07 (a)	382,192
	Liberty Lighthouse US Capital,
382	5.33% 02/01/07 (a)	382,154
	Manufacturers and Traders,
229	5.31% 12/29/06 (a)	229,305
	Merrill Lynch and Co.,
402	5.35% 04/26/07 (a)	401,789
	Natexis Banques Populaires NY,
764	5.34% 04/05/07 (a)	764,384
382	5.35% 02/28/07 (a)	382,192
	National City Bank Cleveland,
726	5.32% 03/01/07 (a)	726,096
382	5.32% 09/18/07 (a)	382,163
	National Rural Utilities Coop.,
1,529	5.31% 11/30/07 (a)	1,528,768
	Nationwide Building Society,
887	5.42% 10/31/07 (a)	886,685
	Nordea Bank New York,
1,147	5.31% 05/16/07 (a)	1,146,532
	Norinchukin Bank NY,
764	5.33% 11/01/06	764,384
	Scaldis Capital LLC,
609	5.29% 11/07/06	609,000
	Skandi New York,
764	5.31% 11/30/07 (a)	764,384
	SLM Corp.,
764	5.32% 11/30/07 (a)	764,384
	Unicredito Italiano Bank (IRE) Plc,
535	5.33% 11/30/07 (a)	535,069
	Wells Fargo Bank San Francisco N.A.,
153	5.30% 12/01/06 (a)	152,877
1,147	5.31% 12/18/06 (a)	1,146,558

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	World Savings Bank FSB
$260	5.32% 10/19/07 (a)	$259,890
	Total Short-Term Investments (Cost $25,515,815)	25,515,815
Total Investments (Cost $275,354,351) (c) (d)	105.6%	383,875,490
Liabilities in Excess of Other Assets	(5.6)	(20,436,121)
Net Assets	100.0%	$363,439,369

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  VVPR  A tax recovery coupon, when presented with the corresponding share dividend coupon, there's a reduction in the Belgian tax rate, applicable to individual tax payers resident of Belgium and non-profit organizations.

  *  Non-income producing security.

  **  Comprised of securities in separate entities that are traded as a single stapled security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  ‡  Securities with total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (a)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on October 31, 2006.

  (b)  All or a portion of this security was on loan at October 31, 2006.

  (c)  Securities have been designated as collateral in an amount equal to $119,824,673, in connection with open forward foreign currency contracts and open futures contracts.

  (d)  The aggregate cost for federal income tax purposes is $280,532,434. The aggregate gross unrealized appreciation is $108,595,343 and the aggregate gross unrealized depreciation is $5,252,287, resulting in net unrealized appreciation of $103,343,056.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

Futures Contracts Open at October 31, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
32	Long	HANG SENG Index Future November/2006	$3,772,838	$(16,030)
14	Long	NIKKEI 225 (OSE) December/2006	1,957,247	30,134
8	Long	CAC40 10 EURO Future November/2006	547,030	1,232
3	Short	TOPIX Index Future December/2006	(413,895)	3,223
38	Short	DJ EURO STOXX 50 December/2006	(1,945,644)	(88,858)
		Net Unrealized Depreciation		$(70,299)

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2006 continued

Forward Foreign Currency Contracts Open at October 31, 2006:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	125,000		$237,788	11/01/06	$(625)
	$231,914	AUD	306,096	11/16/06	4,937
	$2,576,351	AUD	3,399,553	11/16/06	54,155
	$14,355,247	EUR	11,211,621	11/16/06	(33,822)
	$2,829,196	GBP	1,495,260	11/16/06	23,112
	$1,272,794	GBP	673,229	11/16/06	11,436
	$4,189,677	HKD	32,485,497	11/16/06	(10,292)
HKD	105,720,805		$13,635,395	11/16/06	34,003
	$5,406,357	JPY	623,028,596	11/16/06	(66,631)
JPY	4,134,885,845		$35,892,172	11/16/06	453,736
	$897,564	JPY	103,432,639	11/16/06	(11,085)
	$6,341,524	JPY	730,797,200	11/16/06	(78,156)
JPY	171,890,772		$1,492,652	11/16/06	19,445
	$6,942,418	EUR	5,444,650	12/14/06	22,595
EUR	770,175		$982,420	12/14/06	(2,819)
	$13,401,593	EUR	10,505,944	12/14/06	38,032
EUR	41,535,543		$53,009,736	12/14/06	(124,191)
EUR	6,200,664		$7,908,947	12/14/06	(23,190)
	$2,417,663	EUR	1,896,117	12/14/06	7,926
	$21,979,936	EUR	17,232,408	12/14/06	64,449
	$14,673,866	EUR	11,501,292	12/14/06	39,047
	$6,809,839	GBP	3,568,275	12/14/06	(1,618)
	$7,343,745	JPY	856,545,000	12/14/06	26,836
Net Unrealized Appreciation					$447,280

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2006 continued

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Major Banks	$46,953,482	12.9%
Collateral on Loaned Securities	25,515,815	7.0
Integrated Oil	21,833,345	6.0
Pharmaceuticals: Major	20,252,055	5.6
Motor Vehicles	15,398,582	4.2
Financial Conglomerates	14,228,271	3.9
Electric Utilities	14,078,430	3.9
Other Metals/Minerals	11,844,381	3.3
Real Estate Development	10,815,657	3.0
Industrial Conglomerates	10,322,490	2.8
Major Telecommunications	9,971,082	2.7
Multi-Line Insurance	9,964,614	2.7
Electronic Equipment/ Instruments	9,070,013	2.5
Food: Major Diversified	7,551,391	2.1
Regional Banks	7,396,632	2.0
Investment Banks/Brokers	6,622,841	1.8
Food Retail	5,335,864	1.5
Wireless Telecommunications	5,286,282	1.5
Telecommunication Equipment	4,512,583	1.2
Chemicals: Major Diversified	4,493,689	1.2
Chemicals: Specialty	4,201,912	1.2
Beverages: Alcoholic	4,101,693	1.1
Steel	4,036,087	1.1
Pharmaceuticals: Other	4,010,224	1.1
Industrial Machinery	3,921,221	1.1
Wholesale Distributors	3,773,054	1.0
Engineering & Construction	3,758,492	1.0
Household/Personal Care	3,283,410	0.9
Life/Health Insurance	3,168,751	0.9
Electronics/Appliances	3,004,582	0.8
Gas Distributors	2,991,052	0.8
Construction Materials	2,886,193	0.8
Electronic Components	2,823,042	0.8
Railroads	2,745,753	0.8
Property - Casualty Insurers	2,661,285	0.7
Oil & Gas Production	2,612,863	0.7

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Tobacco	$2,542,451	0.7%
Packaged Software	2,424,846	0.7
Oil Refining/Marketing	2,388,368	0.7
Trucks/Construction/ Farm Machinery	2,384,321	0.7
Home Building	2,348,447	0.6
Auto Parts: O.E.M.	2,277,949	0.6
Aerospace & Defense	2,225,875	0.6
Electrical Products	2,180,938	0.6
Department Stores	2,140,266	0.6
Food: Specialty/Candy	2,138,743	0.6
Information Technology Services	2,048,457	0.6
Air Freight/Couriers	2,025,127	0.6
Semiconductors	1,882,930	0.5
Building Products	1,736,074	0.5
Hotels/Resorts/Cruiselines	1,687,307	0.5
Industrial Specialties	1,662,295	0.5
Restaurants	1,656,833	0.5
Apparel/Footwear	1,580,769	0.4
Pulp & Paper	1,542,680	0.4
Apparel/Footwear Retail	1,511,966	0.4
Medical Specialties	1,498,637	0.4
Real Estate Investment Trusts	1,344,675	0.4
Miscellaneous Commercial Services	1,269,465	0.3
Recreational Products	1,245,843	0.3
Publishing: Books/ Magazines	1,241,947	0.3
Metal Fabrications	1,141,783	0.3
Electronic Production Equipment	1,124,523	0.3
Automotive Aftermarket	969,385	0.3
Water Utilities	934,336	0.3
Airlines	860,931	0.2
Other Transportation	853,901	0.2
Marine Shipping	838,339	0.2
Broadcasting	775,846	0.2
Casino/Gaming	772,640	0.2
Media Conglomerates	761,159	0.2

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2006 continued

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Other Consumer Specialties	$740,039	0.2%
Chemicals: Agricultural	687,762	0.2
Advertising/Marketing Services	668,962	0.2
Electronics/Appliance Stores	648,233	0.2
Miscellaneous Manufacturing	584,103	0.2
Publishing: Newspapers	578,538	0.2
Textiles	572,872	0.2
Computer Processing Hardware	554,699	0.2
Containers/Packaging	547,521	0.2
Commercial Printing/ Forms	424,540	0.1
Medical/Nursing Services	396,951	0.1
Precious Metals	339,553	0.1
Biotechnology	333,694	0.1
Internet Software/Services	331,366	0.1
Investment Managers	322,826	0.1
Specialty Stores	310,432	0.1
Food: Meat/Fish/Dairy	307,565	0.1
Movies/Entertainment	297,674	0.1
Financial Publishing/ Services	267,360	0.1
Cable/Satellite TV	265,368	0.1
Beverages: Non-Alcoholic	258,213	0.1
Discount Stores	255,608	0.1
Finance/Rental/Leasing	249,105	0.1
Food Distributors	243,433	0.1
Drugstore Chains	231,552	0.1

INDUSTRY	VALUE		PERCENT OF NET ASSETS
Aluminum	$202,696		0.1%
Office Equipment/Supplies	199,534		0.1
Medical Distributors	174,886		0.0
Computer Peripherals	150,110		0.0
Tools/Hardware	149,402		0.0
Personnel Services	129,920		0.0
Catalog/Specialty Distribution	129,447		0.0
Home Improvement Chains	125,112		0.0
Trucking	124,638		0.0
Investment Trusts/ Mutual Funds	111,872		0.0
Other Consumer Services	94,218		0.0
Hospital/Nursing Management	88,867		0.0
Specialty Telecommunications	85,190		0.0
Agricultural Commodities/ Milling	84,002		0.0
Environmental Services	80,763		0.0
Oilfield Services/ Equipment	47,938		0.0
Data Processing Services	31,761		0.0
	$383,875,490	*	105.6%

*  Does not include open long and short futures contracts with underlying face amounts of $6,277,115 and $2,359,539, respectively, and net unrealized appreciation of $15,336 and unrealized depreciation of $85,635, respectively. Also open forward foreign currency contracts with net unrealized appreciation of $447,280.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities, at value (cost $275,354,351) (including $24,357,631 of securities loaned)	$383,875,490
Unrealized appreciation on open forward foreign currency contracts	799,709
Cash (including $4,171,147 in foreign currency, at value with cost of $4,098,667 and $1,453,543 in segregation)	5,624,690
Receivable for:
Dividends	583,082
Shares of beneficial interest sold	428,971
Foreign withholding taxes reclaimed	121,827
Variation margin	110,533
Compensated forward foreign currency contracts	16,586
Prepaid expenses and other assets	27,863
Total Assets	391,588,751
Liabilities:
Collateral on securities loaned at value	25,515,815
Unrealized depreciation on open forward foreign currency contracts	352,429
Payable for:
Shares of beneficial interest redeemed	574,069
Investment advisory fee	225,379
Distribution fee	201,744
Administration fee	25,145
Transfer agent fee	11,498
Payable to bank	1,104,113
Accrued expenses and other payables	139,190
Total Liabilities	28,149,382
Net Assets	$363,439,369
Composition of Net Assets:
Paid-in-capital	$350,618,790
Net unrealized appreciation	108,973,974
Accumulated undistributed net investment income	1,880,548
Accumulated net realized loss	(98,033,943)
Net Assets	$363,439,369
Class A Shares:
Net Assets	$143,729,867
Shares Outstanding (unlimited authorized, $.01 par value)	10,935,778
Net Asset Value Per Share	$13.14
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.87
Class B Shares:
Net Assets	$166,184,327
Shares Outstanding (unlimited authorized, $.01 par value)	12,813,430
Net Asset Value Per Share	$12.97
Class C Shares:
Net Assets	$30,551,633
Shares Outstanding (unlimited authorized, $.01 par value)	2,361,337
Net Asset Value Per Share	$12.94
Class D Shares:
Net Assets	$22,973,542
Shares Outstanding (unlimited authorized, $.01 par value)	1,736,971
Net Asset Value Per Share	$13.23

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the year ended October 31, 2006

Net Investment Income: Income
Dividends (net of $682,565 foreign withholding tax)	$8,666,566
Interest	221,489
Income from securities loaned - net	3,470
Total Income	8,891,525
Expenses
Investment advisory fee	2,331,459
Distribution fee (Class A shares)	327,875
Distribution fee (Class B shares)	1,703,395
Distribution fee (Class C shares)	279,948
Transfer agent fees and expenses	571,094
Administration fee	286,949
Custodian fees	205,212
Shareholder reports and notices	176,206
Professional fees	87,543
Registration fees	52,717
Trustees' fees and expenses	4,870
Other	133,457
Total Expenses	6,160,725
Less: amounts waived/reimbursed	(79,629)
Less: expense offset	(2,696)
Net Expenses	6,078,400
Net Investment Income	2,813,125
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	51,879,901
Futures contracts	789,270
Foreign exchange transactions	874,313
Net Realized Gain	53,543,484
Net Change in Unrealized Appreciation/Depreciation on:
Investments	23,850,885
Futures contracts	(31,800)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(300,153)
Net Appreciation	23,518,932
Net Gain	77,062,416
Net Increase	$79,875,541

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,813,125	$4,567,420
Net realized gain	53,543,484	31,820,708
Net change in unrealized appreciation	23,518,932	36,769,719
Net Increase	79,875,541	73,157,847
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,410,830)	(1,047,932)
Class B shares	(1,853,783)	(769,484)
Class C shares	(338,879)	(106,040)
Class D shares	(496,509)	(2,076,588)
Total Dividends	(5,100,001)	(4,000,044)
Net decrease from transactions in shares of beneficial interest	(148,477,266)	(77,996,207)
Net Decrease	(73,701,726)	(8,838,404)
Net Assets:
Beginning of period	437,141,095	445,979,499
End of Period
(Including accumulated undistributed net investment income of $1,880,548 and $2,670,996, respectively)	$363,439,369	$437,141,095

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

F. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2006 are $24,357,631 and $25,515,815, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

H. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.05% of the average daily net assets of the fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,679,626 at October 31, 2006.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $252, $160,472 and $1,871, respectively and received $119,678 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2006 aggregated $45,762,322 and $192,694,218, respectively. Included in the aforementioned transactions are sales of $115,836,237 with other Morgan Stanley funds, including realized gains of $31,461,319.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2006		FOR THE YEAR ENDED OCTOBER 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	4,153,948	$50,077,268	3,595,078	$36,126,830
Conversion from Class B	479,764	5,857,661	1,883,593	18,568,503
Reinvestment of dividends	206,798	2,345,090	104,282	1,035,517
Redeemed	(4,714,979)	(56,894,448)	(3,882,885)	(39,231,669)
Net increase — Class A	125,531	1,385,571	1,700,068	16,499,181
CLASS B SHARES
Sold	1,663,505	19,918,053	1,622,872	16,071,848
Conversion to Class A	(484,622)	(5,857,661)	(1,903,425)	(18,568,503)
Reinvestment of dividends	146,771	1,652,647	69,959	689,091
Redeemed	(4,057,259)	(48,475,853)	(5,633,706)	(56,144,759)
Net decrease — Class B	(2,731,605)	(32,762,814)	(5,844,300)	(57,952,323)
CLASS C SHARES
Sold	618,843	7,191,377	214,201	2,116,614
Reinvestment of dividends	27,740	311,530	9,864	97,057
Redeemed	(453,382)	(5,399,128)	(763,836)	(7,543,916)
Net increase (decrease) — Class C	193,201	2,103,779	(539,771)	(5,330,245)
CLASS D SHARES
Sold	142,166	1,703,456	1,200,361	12,017,377
Reinvestment of dividends	37,562	427,455	177,714	1,770,033
Redeemed	(10,951,429)	(121,334,713)	(4,437,463)	(45,000,230)
Net decrease — Class D	(10,771,701)	(119,203,802)	(3,059,388)	(31,212,820)
Net decrease in Fund	(13,184,574)	$(148,477,266)	(7,743,391)	$(77,996,207)

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

the securities underlying the futures contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At October 31, 2006, investments in securities of issuers in Japan and the United Kingdom represented 28.8% and 21.1%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At October 31, 2006, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
Ordinary income	$5,100,001	$4,000,044

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

As of October 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$3,013,050
Undistributed long-term gains	—
Net accumulated earnings	3,013,050
Foreign tax credit pass-through	546,217
Capital loss carryforward*	(93,524,441)
Temporary differences	(585,945)
Net unrealized appreciation	103,371,698
Total accumulated earnings	$12,820,579

*During the year ended October 31, 2006, the Fund utilized $50,716,041 of its net capital loss carryforward. As of October 31, 2006, the Fund had a net capital loss carryforward of $93,524,441 of which $39,077,364 will expire on October 31, 2010 and $54,447,077 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $960, accumulated net realized loss was charged $1,495,468 and accumulated undistributed net investment income was credited $1,496,428.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2006 continued

managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2006		2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.70		$9.19	$8.03	$6.70	$7.77
Income (loss) from investment operations:
Net investment income‡	0.14		0.13	0.06	0.08	0.04
Net realized and unrealized gain (loss)	2.52		1.50	1.20	1.33	(1.03)
Total income (loss) from investment operations	2.66		1.63	1.26	1.41	(0.99)
Less dividends from net investment income	(0.22)		(0.12)	(0.10)	(0.08)	(0.08)
Net asset value, end of period	$13.14		$10.70	$9.19	$8.03	$6.70
Total Return†	25.21%		17.65%	15.89%	21.31%	(12.93)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.30	%(2)	1.30%	1.57%	1.58%	1.56%
Net investment income	1.18	%(2)	1.27%	0.67%	1.02%	0.54%
Supplemental Data:
Net assets, end of period, in thousands	$143,730		$115,680	$83,766	$63,422	$44,373
Portfolio turnover rate	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.32% and 1.16%, respectively.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006		2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.55		$9.06	$7.93	$6.58	$7.62
Income (loss) from investment operations:
Net investment income (loss)‡	0.05		0.05	(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss)	2.49		1.48	1.19	1.34	(1.02)
Total income (loss) from investment operations	2.54		1.53	1.18	1.35	(1.04)
Less dividends from net investment income	(0.12)		(0.04)	(0.05)	–	–
Net asset value, end of period	$12.97		$10.55	$9.06	$7.93	$6.58
Total Return†	24.28%		16.88%	14.87%	20.52%	(13.65)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.05	%(2)	2.05%	2.33%	2.37%	2.32%
Net investment income (loss)	0.43	%(2)	0.52%	(0.09)%	0.23%	(0.22)%
Supplemental Data:
Net assets, end of period, in thousands	$166,184		$163,974	$193,796	$205,544	$217,216
Portfolio turnover rate	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 2.07% and 0.41%, respectively.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006		2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.54		$9.06	$7.92	$6.59	$7.62
Income (loss) from investment operations:
Net investment income (loss)‡	0.06		0.05	(0.01)	0.01	(0.01)
Net realized and unrealized gain (loss)	2.48		1.47	1.20	1.33	(1.02)
Total income (loss) from investment operations	2.54		1.52	1.19	1.34	(1.03)
Less dividends from net investment income	(0.14)		(0.04)	(0.05)	(0.01)	–
Net asset value, end of period	$12.94		$10.54	$9.06	$7.92	$6.59
Total Return†	24.34%		16.81%	15.03%	20.40%	(13.52)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.04	%(2)	2.05%	2.31%	2.37%	2.18%
Net investment income (loss)	0.44	%(2)	0.52%	(0.07)%	0.23%	(0.08)%
Supplemental Data:
Net assets, end of period, in thousands	$30,552		$22,856	$24,527	$25,471	$26,195
Portfolio turnover rate	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 2.06% and 0.42%, respectively.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006		2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.76		$9.24	$8.07	$6.73	$7.80
Income (loss) from investment operations:
Net investment income‡	0.15		0.15	0.08	0.08	0.06
Net realized and unrealized gain (loss)	2.57		1.51	1.20	1.36	(1.04)
Total income (loss) from investment operations	2.72		1.66	1.28	1.44	(0.98)
Less dividends from net investment income	(0.25)		(0.14)	(0.11)	(0.10)	(0.09)
Net asset value, end of period	$13.23		$10.76	$9.24	$8.07	$6.73
Total Return†	25.61%		18.03%	15.97%	21.68%	(12.70)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.05	%(2)	1.05%	1.33%	1.37%	1.32%
Net investment income	1.43	%(2)	1.52%	0.91%	1.23%	0.78%
Supplemental Data:
Net assets, end of period, in thousands	$22,974		$134,631	$143,890	$132,544	$120,329
Portfolio turnover rate	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.07% and 1.41%, respectively.

See Notes to Financial Statements

Morgan Stanley International Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 21, 2006

Morgan Stanley International Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	16,577,652	313,905	0	0
Kathleen A. Dennis	16,566,590	324,967	0	0
James F. Higgins	16,574,933	316,624	0	0
Joseph J. Kearns	16,564,528	327,029	0	0
Michael F. Klein	16,564,027	327,530	0	0
W. Allen Reed	16,553,382	338,175	0	0
Fergus Reid	16,533,200	358,357	0	0

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	15,029,509	428,110	334,352	1,099,586
Elimination of the fundamental policy restricting purchases of securities on margin	15,057,476	408,364	326,131	1,099,586
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	15,124,876	325,342	341,753	1,099,586
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	15,110,580	341,921	339,470	1,099,586

Morgan Stanley International Fund

Results of Special Shareholder Meeting (unaudited) continued

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	15,115,087	329,123	347,761	1,099,586
Modify fundamental policy regarding borrowing money	15,050,643	407,760	333,568	1,099,586
Modify fundamental policy regarding loans	15,037,098	419,165	335,708	1,099,586
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	15,084,970	378,264	328,737	1,099,586
Modify fundamental policy regarding issuance of senior securities	15,093,104	350,849	348,018	1,099,586

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	15,038,557	400,087	353,327	1,099,586

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006) formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	163	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	163	None.

Edwin J. Garn (74) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	173	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	173	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairman of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	163	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds. President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	163	Director of GMAC (financial services), GMAC Insurance Holdings and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of October 31, 2006.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)
Of the amounts paid by the Fund during the fiscal year ended October 31, 2006 that were reported as ordinary dividends, 100% qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Additionally, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.02 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.17 per share with respect to this election.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
International Fund

Annual Report

October 31, 2006

RA06-01134P-Y10/06-INLRPT-ANR

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustees, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

	Registrant		Covered Entities(1)
Audit Fees	$33,600		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,217,590	(2)
Tax Fees	$6,980	(3)	$1,472,895	(4)
All Other Fees		$(5)	$—
Total Non-Audit Fees	$7,511		$6,690,485

Total	$41,111		$6,690,485

2005

	Registrant		Covered Entities(1)
Audit Fees	$32,787		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$3,215,745	(2)
Tax Fees	$7,001	(3)	$24,000	(4)
All Other Fees		$(5)	$—
Total Non-Audit Fees	$7,541		$3,239,745

Total	$40,328		$3,239,745

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006